Property, Plant and Equipment - Summary of Reconciliation of Lease Liabilities to Cash Flows from Financing Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at the beginning of year	$ 21,819,574	$ 17,760,547	$ 10,884,471
Payments of lease liabilities	(1,243,628)	(781,844)	(763,225)
Balance at the end of year	19,070,659	21,819,574	17,760,547
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at the beginning of year	4,966,511	724,154	1,221,591
Payments of lease liabilities	(1,243,628)	(781,844)
Total change from financing activities	(1,243,628)	(781,844)
New lease	0	5,185,668
Interest expense	133,284	72,445
Interest paid	(122,390)	(20,011)
Remeasurements and terminations	(47,739)	(89,091)
Effect of exchange rate movements	220,925	(124,810)
Total liability-related other changes	184,080	5,024,201
Balance at the end of year	$ 3,906,963	$ 4,966,511	$ 724,154